Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Camp and field equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5-10 years
Machinery and heavy equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5-10 years